Deferred income tax	12 Months Ended
Dec. 31, 2022
Deferred income tax
Deferred income tax

16       Deferred income tax

Deferred income taxes are calculated in full on temporary differences under the liability method using the tax rate enacted in each country that are expected to apply in the period the temporary difference will reverse. The tax rate per country is the following: Uruguay: 25%, Argentina: 35%, Italy: 29%, Armenia: 18%, Brazil: 34%, Ecuador: 25%, Spain: 25%, Luxembourg: 25%.

The evolution of deferred tax assets and liabilities during the years 2022 and 2021 are as follows:

Deferred tax liabilities

	Property, plant
	and equipment and	Tax inflation
	Intangibles Assets	adjustment	Other liabilities	Total
Balances at January 1, 2022	279,478	32,322	8,085	319,885
Increase/ (decrease) of deferred tax liabilities for the year	19,214	(5,295)	76	13,995
Translation differences and inflation adjustment	6,034	(13,578)	(1,055)	(8,599)
Balances at December 31, 2022	304,726	13,449	7,106	325,281
Balances at January 1, 2021	215,331	36,181	3,245	254,757
Increase of deferred tax liabilities for the year	62,472	2,675	5,116	70,263
Translation differences and inflation adjustment	1,675	(6,534)	(276)	(5,135)
Balances at December 31, 2021	279,478	32,322	8,085	319,885

Deferred tax assets

		Tax loss	Property, plant and
	Provisions and	carry	equipment and
	allowances	forwards	Intangibles Assets	Other	Total
Balances at January 1, 2022	34,073	113,304	932	13,022	161,331
Disposal of subsidiaries	(343)	(2,198)	-	16	(2,525)
(Decrease) / increase of deferred tax assets for the year	(410)	12,580	(108)	(2,482)	9,580
Translation differences and inflation adjustment	(7,054)	(10,911)	165	(2,881)	(20,681)
Balances at December 31, 2022	26,266	112,775	989	7,675	147,705
Balances at January 1, 2021	24,167	120,624	1,152	10,563	156,506
Acquisitions of business	-	-	-	1,078	1,078
Increase/(decrease) of deferred tax assets for the year	12,234	6,058	(308)	2,252	20,236
Translation differences and inflation adjustment	(2,328)	(13,378)	88	(871)	(16,489)
Balances at December 31, 2021	34,073	113,304	932	13,022	161,331

16       Deferred income tax (Cont.)

The recoverability analysis of deferred tax assets and liabilities is as follows:

	For the year ended December 31,
	2022	2021
Deferred tax assets to be recovered within 12 months	3,509	2,572
Deferred tax assets to be recovered after 12 months	144,196	158,759
Deferred tax liabilities to be incurred within 12 months	(3,648)	(4,097)
Deferred tax liabilities to be incurred after 12 months	(321,633)	(315,788)

The Group does not recognize deferred tax assets for unused tax loss carryforward or unused tax credit if it is not probable that there will be sufficient future taxable profit against which the loss carryforward or credit can be utilized.

At December 31, 2022 an amount of USD 210.0 million (USD 204.9 million at December 31, 2021) has not been recognized within deferred tax assets because there is not sufficient evidence that there will be enough taxable profit available to allow the benefit of part or all of that deferred tax asset to be utilized. Unused tax loss carryforwards do not expire although there are certain deduction limits.

At December 31, 2022, USD 61.8 (USD 76.2 million at December 31, 2021) of the deferred tax asset relates to tax losses carryforward that do not expire, while the remaining USD 51.0 million (USD 37.1 million at December 31, 2021) expire as follows:

	For the year ended December 31,
Expiration date	2022	2021
December 31, 2025	50,161	36,377
December 31, 2026	837	677
December 31, 2027	16	—

Deferred income tax assets and liabilities are offset when (1) there is a legally enforceable right to set-off current tax assets against current tax liabilities and (2) when the deferred income taxes relate to the same fiscal authority on either the same taxable entity or different taxable entities where there is an intention to settle the balances on a net basis. The following amounts, determined after appropriate set-off, are shown in the Consolidated Statement of Financial Position:

	2022	2021
Deferred tax assets	54,882	68,867
Deferred tax liabilities	(232,458)	(227,421)